Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Disclosure of tax rate reconciliation
Tax rate reconciliation

	Year ended December 31,
(in thousands of euro)	2019	2020	2021
Net income (loss) before tax	(20,759)	(63,984)	(52,809)
Statutory tax rate	31.00%	28.00%	26.50%
Income tax benefit / (expense) calculated at statutory tax rate	6,435	17,916	13,994
Increase / (decrease) in income tax benefit / (expenses) arising from:
Differences in tax rates	137	128	62
Research tax credit	5,021	3,961	3,091
Provision for defined benefit obligations	(20)	(117)	39
Share-based compensation	(1,186)	(693)	(694)
Revenue from collaboration agreements	(5,251)	8,824	(3,313)
Non-recognition of deferred tax assets related to tax losses and temporary differences	(5,136)	(15,746)	(14,433)
Carry-back	—	—	—
Impact linked to intra-group merger operations	—	(16,288)	—
Impact linked to the exercise of a real estate leasing option	—	(1,103)	—
Others differences	—	3,118	1,254
Income tax benefit / (expense) (a)	—	—	—
Effective tax rate	0%	0%	0%
Deferred tax income / (loss) (b)	—	—	—
Income tax benefit / (expense) (a) + (b)	—	—	—